BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 28, 2022
Acquisitions fiscal 2021
Business Acquisition, Pro Forma Information

	For the years ended
	February 29/28
	2020	2021
	(Unaudited)	(Unaudited)

Pro forma net revenues	$3,376,955	$4,516,022
Pro forma net loss attributable to TAL Education Group	$(173,199)	$(119,780)
Pro forma net loss per share - basic	$(0.87)	$(0.59)
Pro forma net loss per share - diluted	$(0.87)	$(0.59)

Acquisitions fiscal 2020
Business Acquisition, Pro Forma Information

	For the years ended
	February 28/29
	2019	2020
	(Unaudited)	(Unaudited)

Pro forma net revenues	$2,563,413	$3,273,549
Pro forma net income/ (loss) attributable to TAL Education Group	$367,041	$(110,263)
Pro forma net income/ (loss) per share - basic	$1.93	$(0.56)
Pro forma net income/ (loss) per share - diluted	$1.83	$(0.56)

Dada
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

		Amortization
	US$	period

Cash and cash equivalents	$1,269
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	(172,118)
Intangible assets, net
User base and customer relationships	7,576	2 years
Trade name and domain names	13,452	5 years
Others	3,044	1 year
Goodwill	168,233
Deferred tax liabilities	(6,018)
Noncontrolling interests	(1,146)

Total purchase consideration	$14,292